LONG-TERM LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2020
LONG-TERM LOANS AND OTHER BORROWINGS
LONG-TERM LOANS AND OTHER BORROWINGS

21. LONG-TERM LOANS AND OTHER BORROWINGS

Long-term loans and other borrowings consist of the following:

	Notes	2019	2020
Two-step loans	21a	542	384
Bonds and notes	21b	7,467	6,991
Bank loans	21c	21,167	20,581
Other borrowings	21d	3,113	2,605
Total		32,289	30,561

Scheduled principal payments as of December 31, 2020 are as follows:

			Year
	Notes	Total	2022	2023	2024	2025	Thereafter
Two-step loans	21a	384	148	131	105	—	—
Bonds and notes	21b	6,991	2,199	—	—	2,097	2,695
Bank loans	21c	20,581	5,193	4,831	4,210	2,993	3,354
Other borrowings	21d	2,605	1,041	1,052	512	—	—
Total		30,561	8,581	6,014	4,827	5,090	6,049

a.   Two-step loans

Two-step loans are unsecured loans obtained by the Government from overseas banks which are then re-loaned to the Company. Loans obtained up to July 1994 are payable in Rupiah based on the exchange rate at the date of drawdown. Loans obtained after July 1994 are payable in their original currencies and any resulting foreign exchange gain or loss is borne by the Company.

		2019		2020
		Outstanding		Outstanding
		Foreign currency	Rupiah	Foreign currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	3,839	491	3,072	418
	US$	9	120	4	59
	Rp	—	125	—	91
Total			736		568
Current maturities (Note 20b)			(194)		(184)
Long-term portion			542		384

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%
	US$	Semi-annually	Semi-annually	3.85%
	Rp	Semi-annually	Semi-annually	7.50%

The loans were intended for the development of telecommunications infrastructure and supporting telecommunications equipment. The loans will be settled semi-annually and due on various dates through 2024.

The Company had used all facilities under the two-step loans program since 2008 and the withdrawal period for the two-step loans has ended.

Under the loan covenants, the Company is required to maintain financial ratios as follows:

i.    Projected net revenue to projected debt service ratio should exceed 1.2:1 for the two-step loans originating from Asian Development Bank (“ADB”).

ii.    Internal financing (earnings before depreciation and finance costs) should exceed 20% compared to annual average capital expenditures for loans originating from the ADB.

As of December 31, 2020, the Company has complied with the above-mentioned ratios.

b.   Bonds and notes

		2019	2020
Bonds and notes	Currency	Outstanding	Outstanding
Bonds
2010
Series B	Rp	1,995	—
2015
Series A	Rp	2,200	2,200
Series B	Rp	2,100	2,100
Series C	Rp	1,200	1,200
Series D	Rp	1,500	1,500
Medium Term Notes (“MTN”)
MTN I Telkom 2018
Series B	Rp	200	—
Series C	Rp	296	296
MTN Syariah Ijarah I Telkom 2018
Series B	Rp	296	—
Series C	Rp	182	182
Total		9,969	7,478
Unamortized debt issuance cost		(11)	(9)
Total		9,958	7,469
Current maturities (Note 20b)		(2,491)	(478)
Long-term portion		7,467	6,991

(i)   Bonds

2010

						Interest payment	Interest rate per
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	annum
Series B	1,995	The Company	IDX	June 25, 2010	July 6, 2020	Quarterly	10.20%

The bonds are not secured by specific security but by all of the Company’s assets, movable or non-movable, either existing or in the future (Note 13b.viii). The underwriters of the bonds are PT Bahana Securities (“Bahana”), PT BRI Danareksa Sekuritas, and PT Mandiri Sekuritas, and the trustee is Bank CIMB Niaga. Based on the General Meeting of Bondholders on September 26, 2018, the trustee was replaced by BTN.

The Company received the proceeds from the issuance of bonds on July 6, 2010.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband (bandwidth, softswitching, datacom, information technology, and others), infrastructure (backbone, metro network, regional metro junction, internet protocol, and satellite system), and to optimize legacy and supporting facilities (fixed wireline and wireless).

Based on the Indenture Trusts Agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)     Debt to equity ratio should not exceed 2:1.

(b)     EBITDA to interest ratio should not be less than 5:1.

(c)     Debt service coverage is at least 125%.

2015

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

The bonds are not secured by specific security but by all of the Company’s assets, movable or non-movable, either existing or in the future (Note 13b.viii). The underwriters of the bonds are Bahana, PT BRI Danareksa Sekuritas, PT Mandiri Sekuritas, and PT Trimegah Sekuritas Indonesia Tbk. and the trustee is Bank Permata.

The Company received the proceeds from the issuance of bonds on June 23, 2015.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband, backbone, metro network, regional metro junction, information technology application and support, and acquisition of some domestic and international entities.

As of December 31, 2020, the rating of the bonds issued by Pefindo is idAAA (Triple A).

Based on the Indenture Trusts Agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)    Debt to equity ratio should not exceed 2:1.

(b)    EBITDA to interest ratio should not be less than 4:1.

(c)    Debt service coverage is at least 125%.

As of December 31, 2020, the Company has complied with the above-mentioned ratios.

(ii)  MTN

MTN I Telkom Year 2018

					Interest payment	Interest rate
Notes	Currency	Principal	Issuance date	Maturity date	period	per annum	Security
Series A	Rp	262	September 4, 2018	September 14, 2019	Quarterly	7.25%	All assets
Series B	Rp	200	September 4, 2018	September 4, 2020	Quarterly	8.00%	All assets
Series C	Rp	296	September 4, 2018	September 4, 2021	Quarterly	8.35%	All assets
		758

Based on Agreement of Issuance and Appointment of Monitoring Agents of MTN I Telkom Year 2018 dated August 31, 2018 as covered by notarial deed No. 24 of Fathiah Helmi, S.H., the Company issued MTN with the principal amount up to Rp758 billion in series.

Bahana, PT BNI Sekuritas, PT CGS-CIMB Sekuritas Indonesia, PT BRI Danareksa Sekuritas, and PT Mandiri Sekuritas act as the Arranger, BTN as the Monitoring Agent and  PT Kustodian Sentral Efek Indonesia (“KSEI”) as the Payment Agent and the Custodian. The MTN are traded in private placement programs. The funds obtained from MTN are used for access network and backbone  development.

As of December 31, 2020, the rating of the MTN issued by Pefindo is idAAA (Triple A).

According to the agreement, the Company is required to comply with all covenants or restrictions including maintaining financial ratios as follows:

(a)    Debt to equity ratio should not exceed 2:1.

(b)    EBITDA to interest ratio should not be less than 4:1.

(c)    Debt service coverage is at least 125%.

As of December 31, 2020, the Company has complied with the above-mentioned ratios.

MTN Syariah Ijarah I Telkom Year 2018

						Annual
				Maturity	Return	return
Notes	Currency	Principal	Issuance date	date	period	payment	Security
Series A	Rp	264	September 4, 2018	September 14, 2019	Quarterly	19	The Right to benefit of ijarah objects
Series B	Rp	296	September 4, 2018	September 4, 2020	Quarterly	24	The Right to benefit of ijarah objects
Series C	Rp	182	September 4, 2018	September 4, 2021	Quarterly	15	The Right to benefit of ijarah objects
		742				58

Based on Agreement of Issuance and Appointment of Monitoring Agents of MTN Syariah Ijarah Telkom Year 2018 dated August 31, 2018 as covered by notarial deed No. 26 of Fathiah Helmi, S.H., the Company issued MTN Syariah Ijarah with the principal amount up to Rp742 billion in series.

Bahana, PT BNI Sekuritas, PT CGS-CIMB Sekuritas Indonesia, PT BRI Danareksa Sekuritas, and PT Mandiri Sekuritas act as the Arranger, BTN as the Monitoring Agent and  KSEI as the Payment Agent and the Custodian. The MTN Syariah Ijarah are traded in private placement programs. The funds obtained from MTN Syariah Ijarah are used for investment projects. The object of MTN Syariah Ijarah transaction is telecommunication network which is located in the special region of Yogyakarta, its network telecommunication involves cable network, information technology equipments, and other production tools of telecommunication services.

As of December 31, 2020, the rating of the MTN Syariah Ijarah issued by Pefindo is idAAA sy (Triple A Syariah).

According to the agreement, the Company is required to comply with all covenants or restrictions including maintaining financial ratios as follows:

(a)    Debt to equity ratio should not exceed 2:1.

(b)    EBITDA to interest ratio should not be less than 4:1.

(c)    Debt service coverage is at least 125%.

As of December 31, 2020, the Company has complied with the above-mentioned ratios.

c.    Bank loans

		2019		2020
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	5,898	—	7,958
Bank Mandiri	Rp	—	7,611	—	6,203
BRI	Rp	—	1,758	—	2,822
BNI Syariah	Rp	—	52	—	43
Sub-total			15,319		17,026
Third parties
BCA	Rp	—	1,665	—	3,145
MUFG Bank	Rp	—	2,981	—	2,596
	US$	8	108	—	—
Syndication of banks	Rp	—	1,250	—	1,326
	US$	37	514	30	427
Bank DBS	Rp	—	770	—	1,378
Bank Permata	Rp	—	—	—	757
UOB Singapore	US$	40	556	31	437
ANZ	Rp	—	440	—	374
Bank CIMB Niaga	Rp	—	439	—	307
HSBC	Rp	—	500	—	214
BTPN	Rp	—	537	—	173
PT Bank ICBC Indonesia ("ICBC")	Rp	—	159	—	113
Citibank	Rp	—	500	—	—
Bank of China	Rp	—	500	—	—
UOB Indonesia	Rp	—	357	—	—
Others (each below Rp75 billion)	Rp	—	9	—	—
	MYR	19	66	12	41
Sub-total			11,351		11,288
Total			26,670		28,314
Unamortized debt issuance cost			(65)		(85)
Gain in debt restructuring			(4)		—
			26,601		28,229
Current maturities (Note 20b)			(5,434)		(7,648)
Long-term portion			21,167		20,581

Other significant information relating to bank loans as of December 31, 2020 is as follows:

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security**
BNI
2018	GSD	Rp	182	54	2018 - 2021	Monthly	8.75%	Trade receivables
2013 - 2019	The Company, GSD, TLT, Sigma, Dayamitra, Telkom Infratel	Rp	9,752	1,197	2016 - 2033	Monthly, Quarterly	1 month JIBOR + 2.20% - 2.50%; 3 months JIBOR + 1.70% - 2.25%	Trade receivables, inventory, and property and equipment and all assets
Bank Mandiri
2017 - 2018	The Company, Balebat	Rp	680	133	2018 - 2024	Monthly, Quarterly	8.50% - 9.00%	Trade receivables, inventory, and property and equipment
2017- 2019	The Company, GSD, Dayamitra, Telkomsel[a]	Rp	6,138	208	2019 - 2026	Quarterly	3 months JIBOR + 0.60% - 1.85%	None
BRI
2017 - 2019	The Company, Dayamitra, GSD	Rp	3,253	236	2019 - 2026	Quarterly	3 months JIBOR + 1.70% - 2.00%	Property and equipment and all assets

				Current
			Total	period	Principal	Interest	Interest
			facility	payment	payment	payment	rate per
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	annum	Security**
BCA
2017 - 2020	The Company, Metra, Dayamitra, Telkom Infratel, PST	Rp	7,981	244	2017 - 2027	Quarterly	3 months JIBOR + 1.50% - 2.25%	Property and equipment
MUFG Bank
2016 - 2020	GSD, Metra, Dayamitra	Rp	3,700	618	2016 - 2027	Quarterly	3 months JIBOR + 1.43% - 2.40%	Property and equipment
Syndication of banks
2015 - 2020	The Company, GSD, Dayamitra	Rp	4,000	500	2016 - 2027	Quarterly	3 months JIBOR + 2.00% - 2.75%	Property and equipment and all assets
2018	TII	US$	0.09	0.007	2019 - 2025	Semi-annually	6 months LIBOR + 1.25%	None
DBS
2016	Nutech	Rp	6	1	2017 - 2021	Monthly	10.00%	Trade receivables and property and equipment
2017 - 2020	PINS, Dayamitra, Telkomsat	Rp	1,830	191	2018 - 2027	Quarterly	3 months JIBOR + 1.50% - 2.45%	Property and equipment
Bank Permata
2020	Nutech	Rp	7	0.7	2020 - 2027	Monthly	9.25%	Property and equipment
2020	Dayamitra	Rp	750	—	2021 - 2027	Quarterly	3 months JIBOR + 1.50%	Property and equipment
UOB Singapore
2016	TII	US$	0.049	0.009	2019 - 2024	Semi-annually	6 months LIBOR + 1.25%	None
ANZ
2015 - 2020	GSD, PINS	Rp	500	66	2020 - 2025	Quarterly	3 months JIBOR + 1.40% - 2.00%	Property and equipment
Bank CIMB
Niaga
2017 - 2019	GSD, Metra	Rp	695	125	2018 - 2024	Quarterly	3 months JIBOR + 1.425% - 1.50%	None
HSBC
2020	Telkomsat	Rp	214	—	31 Desember 2021	Annually	12 months JIBOR + 0.80%	None
BTPN
2017 - 2019	GSD, Metra, Dayamitra, TII	Rp	559	97	2018 - 2023	Quarterly	3 months JIBOR + 1.435% - 1.50%	None
ICBC
2017	GSD	Rp	272	45	2017 - 2024	Quarterly	3 months JIBOR + 2.36%	Trade receivables and property and equipment

*  In original currency

** Refer to Notes 6,8, and 13 for details of trade receivables, inventories, and property and equipment pledged as collaterals.

[a]  Telkomsel has no collateral for its bank loans, or other credit facilities. The terms of the various agreements with Telkomsel’s lenders and financiers require compliance with a number of covenants and negative covenants as well as financial and other covenants, which include, among other things, certain restrictions on the amount of dividends and other profit distributions which could adversely affect Telkomsel’s capacity to comply with its obligation under the facility. The terms of the relevant agreements also contain default and cross default clauses. As of December 31, 2020 Telkomsel has complied with the above covenants.

On March 13, 2015, the Company, GSD, Metra, and Infomedia entered into several credit facilities agreements with BTPN, MUFG Bank, ANZ, and syndication of banks (BCA and BNI) with total facilities amounting to Rp750 billion, Rp750 billion, Rp500 billion, and Rp3,000 billion, respectively. Based on amendment on August 2, 2016, Dayamitra and Telkom Akses are included as borrowers into BTPN and MUFG Bank credit facilities agreement and excluded GSD from those agreement. Based on the latest amendment on March 13, 2017, PINS is included as one of borrower into ANZ's credit facility agreement. In 2017, PINS withdrawn the facility amounted to Rp200 billion.

On March, 24, 2017, the Company, Dayamitra, Sigma, GSD, and TII entered several credit agreements with BRI, BNI, and Bank Mandiri with total facilities amounting to Rp1,000 billion, Rp2,005 billion and Rp1,500 billion, respectively.

On March 30, 2017, The Company, GSD, Metra, Dayamitra, PINS, and Telkomsat entered into several credit agreements with MUFG Bank, BTPN, Bank DBS, Bank CIMB Niaga, and BCA with total facilities amounting to Rp400 billion, Rp400 billion, Rp850 billion, Rp495 billion, and Rp850 billion, respectively. Based on amendment on June 29, 2017, Telkom Infratel is included as one of borrower into BCA's credit facility agreement replaced PINS.

On February 26, 2018, the Company and TII entered into a credit agreements with Bank Mandiri with total facilities amounting to Rp775 billion, respectively.

On March 27, 2018 and May 23, 2019, the Company and Dayamitra entered into several credit agreements with MUFG Bank and BRI Bank with total facilities amounting to Rp800 billion and Rp200 billion, respectively.

On January 15, 2019, the Company, Infomedia, TII, Telkom Infratel, Telkomsat, and Sigma entered into a credit agreements with BTPN with total facilities amounting to Rp628 billion. As of December 31, 2020, the unused facility for BTPN amounted to Rp538 billion.

On June 19, 2019, the Company and Dayamitra entered into a credit agreement with BNI with total facilities amounting to Rp2,160 billion and Rp840 billion, respectively. As of December 31, 2020, all facilities has been used.

On August 18, 2020, the Company entered into a credit agreements with BCA with total facilities amounting to Rp4,000 billion. As of December 31, 2020, the unused facility for BCA amounted to Rp2,500 billion.

On November 16, 2020, The Company, Dayamitra, and GSD entered into a credit agreement amendments with Bank Mandiri with total facilities amounting to Rp1,400 billion, Rp1,113 billion, and Rp200 billion, respectively. As of December 31, 2020, the unused facility for Bank Mandiri amounted to Rp136.1 billion.

On December 4, 2020, The Company and Admedika entered into a credit agreement with BTPN with total facilities amounting to Rp1,500 billion. As of December 31, 2020, all facilities has not been used.

On December 11, 2020, The Company, PINS, and GSD entered into a credit agreement amendments  with Bank CIMB Niaga with total facilities amounting to Rp500 billion, Rp300 billion, and Rp200 billion, respectively. As of December 31, 2020, the unused facility for Bank CIMB Niaga amounted to Rp908 billion.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as dividend distribution, obtaining new loans, and maintaining financial ratios. As of December 31, 2020, the Group has complied with all covenants or restrictions, except for certain loans. As of December 31, 2020, the Group obtained waiver from lenders for the non-fulfillment financial ratios in Sigma, Telkom Infratel, and GSD. The waivers from BNI, HSBC, BCA, Bank Mandiri, and ICBC were received on December 28, 2020, December 29, 2020, and December 31, 2020, respectively.

The credit facilities were obtained by the Group for working capital purposes.

d.    Other borrowings

		Outstanding
Lenders	Currency	2019	2020
PT Sarana Multi Infrastruktur	Rp	3,748	3,652
Unamortized debt issuance cost		(8)	(7)
Total		3,740	3,645
Current maturities (Note 20b)		(627)	(1,040)
Long-term portion		3,113	2,605

Other significant information relating to other borrowings as of December 31, 2020 is as follows:

			Total facility	Current period	Principal payment	Interest rate
	Borrower	Currency	(in billions)	payment (in billions)	schedule	per annum	Security
PT Sarana Multi
Infrastruktur
November 14, 2018	The Company	Rp	1,000	220	Semi-annually (2019-2023)	3 months JIBOR + 1.75%	None
March 29, 2019	The Company	Rp	2,836	350	Quarterly (2020 -2024)	8.49%	None
October 12, 2016	Dayamitra	Rp	700	100	Semi-annually (2018-2024)	3 months JIBOR + 1.85%	Property and equipment
March 29, 2017	Dayamitra	Rp	600	514	Semi-annually (2018-2024)	3 months JIBOR + 1.85%	Property and equipment
March 29, 2019	Telkomsat	Rp	164	11	Semi-annually (2020-2024)	8.49%	None

Under the agreement, the Company, Dayamitra, and Telkomsat is required to comply with all covenants or restrictions, including maintaining financial ratios as follows :

(a)Debt to equity ratio should not exceed 2:1, except Dayamitra should not exceed 5:1

(b)Net debt EBITDA to interest ratio should not be less than 4:1

(c)Debt service coverage is at least 125%, except Dayamitra is at least 100%

As of December 31, 2020, the Company, Dayamitra, and Telkomsat has complied with the above-mentioned ratios.

On June 15, 2020, The Company, Telkomsat, and Telkom Infratel entered into a credit agreement amendments with PT Sarana Multi Infrastruktur amounting to Rp2,836 billion, Rp164 billion, and RpNil, respectively. As of December 31, 2020, the unused facility for PT Sarana Multi Infrastruktur amounted to Rp106 billion.